CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net profit (loss)	$ 35,343	$ (14,231)	$ (18,754)
Adjustments required to reconcile net loss to net cash used in operating activities:
Share-based compensation	1,881	3,023	3,550
Depreciation	475	486	476
Decrease in severance pay, net	(96)	(81)	(50)
Loss (gain) from property and equipment sales and disposals	(1)	0	7
Exchange rate differences gain on cash balances	(135)	(68)	(129)
Decrease (increase) in interest receivables from short-term bank deposits and long-term restricted deposit	98	(855)	92
Amortization of discount and accrued interest on marketable securities	(485)	(1,575)	(280)
Decrease (increase) in trade receivables	0	61,000	(61,000)
Decrease (increase) in other accounts receivable and prepaid expenses	360	(213)	(112)
Decrease (increase) in long-term prepaid expenses	595	(655)	666
Decrease in operating lease right of use asset	479	550	568
Increase (decrease) in trade payables	517	(1,669)	1,734
Increase (decrease) in employees and related accruals	(24)	(51)	313
Increase (decrease) in accrued expenses	500	(2,690)	1,462
Decrease in deferred participation in R&D expenses	0	0	(325)
Increase (decrease) in deferred revenues	(7,764)	7,136	36,541
Decrease in operating lease liability	(109)	(503)	(645)
Net cash provided by (used in) operating activities	31,634	49,604	(35,886)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	76,064	60,717	79,242
Investment in short-term bank deposits	(60,575)	(96,219)	(32,100)
Proceeds from maturity of marketable securities	50,306	53,230	10,145
Investment in marketable securities	(35,479)	(63,533)	(21,605)
Investment in long term restricted deposit	(16)	(330)	0
Purchase of property and equipment	(306)	(118)	(172)
Proceeds from sale of property and equipment	1	1	0
Net cash provided by (used in) investing activities	29,995	(46,252)	35,510
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	10,535	544	3,081
Proceeds from exercise of share-based awards	73	10	0
Payments of tax withholding for share-based compensation	(4)	0	0
Net cash provided by financing activities	10,604	554	3,081
Effect of exchange rate changes on cash	135	68	129
Increase in cash, cash equivalents and restricted cash	72,368	3,974	2,834
Cash, cash equivalents and restricted cash at the beginning of the year	18,229	14,255	11,421
Cash, cash equivalents and restricted cash at the end of the year	90,597	18,229	14,255
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment	2	5	(5)
Right-of-use asset obtained in exchange for operating lease liability	157	2,064	71
Issuance expenses of ordinary shares	8	0	0
Tax paid during the year for Taxes of income
Tax paid during the year for Taxes of income	55	13,517	12
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	90,597	18,229	13,890
Restricted cash	0	0	365
Total cash, cash equivalents and restricted cash	$ 90,597	$ 18,229	$ 14,255